                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number: 12/31/01

This Amendment (Check only one.):   [ ]     is a restatement.
                                    [ ]     adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:    Petros Advisors LLC
Address: 8711 E. Pinnacle Peak Road, F207
         Scottsdale, AZ 85255

Form 13F File Number: 28-__6013_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Brinkman
Title:   Chief Operating Officer
Phone:   (480) 585-5844

Signature, Place, and Date of Signing:


Andrew J. Brinkman                Scottsdale, AZ                 1/24/2002
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name
         28-____________            _______________________________
         [Repeat as necessary.]
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    N/A

Form 13F Information Table Entry Total:                37

Form 13F Information Table Value Total:            $62,515
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.      Form 13F File Number      Name

   ____     28-____________           _________________________

   [Repeat as necessary.]

   None
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As of December 31, 2001
                                    FORM 13F

                                                                                                               ---------------------
                                                                                                                   (SEC USE ONLY)
Page 1 of 1
                  Name of Reporting Manager Petros Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
             Item 1:        Item 2:   Item 3:     Item 4:    Item 5:            Item 6:              Item 7:          Item 8:
         Name of Issuer      Title     CUSIP        Fair    Shares or     Investment Discretion      Managers     Voting Authority
                              of       Number      Market   Principal  ----------------------------    See           (Shares)
                             Class                 Value     Amount    (a)   (b) Shared -    (c)     Instr. V  ---------------------
                                                                       Sole   As Defined   Shared -              (a)     (b)    (c)
                                                                              in Instr. V  Other                Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Americredit Corp              COM    03060R101   2,366,250    75,000    x                                       75,000
Analog Devices                COM    032654105     665,850    15,000    x                                       15,000
Andrx Group                   COM    345511018   4,928,700    70,000    x                                       70,000
Avigen Inc                    COM    536901036   2,014,250   175,000    x                                      175,000
Brocade Communications Sys    COM    111621108   1,656,000    50,000    x                                       50,000
Burlington Resources Inc      COM    122014103     705,752    18,800    x                                       18,800
Chesapeake Energy Corp        COM    165167107   1,322,000   200,000    x                                      200,000
Coca-Cola Company             COM    191216100   2,357,500    50,000    x                                       50,000
Compaq Computer Corp          COM    204493100   1,464,000   150,000    x                                      150,000
Cryolife Inc                  COM    228903100   2,100,000    70,000    x                                       70,000
Diamond Offshore Drilling     COM    25271C102     912,000    30,000    x                                       30,000
Doubleclick Inc               COM    258609304   1,134,000   100,000    x                                      100,000
Ensco International Inc       COM    26874Q100   2,112,250    85,000    x                                       85,000
Exelon Corporation            COM    30161N101   3,112,200    65,000    x                                       65,000
Foot Locker Inc               COM    344849104   1,104,890    70,600    x                                       70,600
Grant Prideco Inc             COM    38821G101     575,000    50,000    x                                       50,000
I-Stat Corp                   COM    450312103   2,560,305   324,500    x                                      324,500
Kos Pharmaceuticals Inc       COM    500648100   2,076,000    60,000    x                                       60,000
Martek Biosciences Corp       COM    572901106   3,262,500   150,000    x                                      150,000
Mentor Graphics Corp          COM    587200106   1,532,050    65,000    x                                       65,000
Merrill Lynch & Co            COM    590188108   3,127,200    60,000    x                                       60,000
Mirant Corp                   COM    604675108   1,121,400    70,000    x                                       70,000
Nexmed Inc                    COM    652903105     275,400    81,000    x                                       81,000
Nokia Corp -Spon Adr          COM    654902204   1,226,500    50,000    x                                       50,000
Ocean Energy Inc              COM    67481E106     960,000    50,000    x                                       50,000
Oracle Corporation            COM    68389X105   1,795,300   130,000    x                                      130,000
Pacific Sunwear Of Calif      COM    694873100   1,531,500    75,000    x                                       75,000
Providian Financial Corp      COM    74406A102   1,420,000   400,000    x                                      400,000
Quiksilver Inc                COM    74838C106   3,096,000   180,000    x                                      180,000
Reebok International Ltd      COM    758110100   2,120,000    80,000    x                                       80,000
Sanmina Corp                  COM    800907107   1,492,500    75,000    x                                       75,000
Sun Microsystems Inc          COM    866810104   1,230,000   100,000    x                                      100,000
The Gap Inc                   COM    364760108   1,045,500    75,000    x                                       75,000
Transocean Sedco Forex Inc    COM    893817106   2,536,500    75,000    x                                       75,000
Worldcom Inc                  COM    55268B106   1,408,000   100,000    x                                      100,000
CALL/STAT(TAQAV) @ 12.5
   EXP01/19/2002             CALL    450312903       3,750     1,500    x                                        1,500
CALL/TTWO(TUOAC) @ 15
   EXP01/19/2002             CALL    874054909     163,625       850    x                                          850


                                                62,514,672
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